Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Net Revenues, Operating Expenses Contribution Information by Reportable Segment

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma, Actavis Specialty Brands and Anda Distribution segments consisted of the following (in millions):

	Years Ended December 31,
	2012	2011	2010
Actavis Pharma Segment
Product sales	$4,385.2	$3,320.2	$2,268.9
Other revenue	60.9	47.0	69.5

Net revenues	4,446.1	3,367.2	2,338.4
Operating expenses:
Cost of sales(1)	2,428.4	1,817.8	1,198.9
Research and development	255.6	227.7	194.6
Selling and marketing	281.2	156.0	111.9

Actavis Pharma Contribution	$1,480.9	$1,165.7	$833.0

Contribution margin	33.3%	34.6%	35.6%
Actavis Specialty Brands Segment
Product sales	$411.6	$364.9	$316.3
Other revenue	70.8	76.1	81.5

Net revenues	482.4	441.0	397.8
Operating expenses:
Cost of sales(1)	115.4	94.4	88.4
Research and development	146.2	67.7	101.5
Selling and marketing	175.5	168.6	137.8

Actavis Specialty Brands Contribution	$45.3	$110.3	$70.1

Contribution margin	9.4%	25.0%	17.6%
Anda Distribution Segment
Product sales	$986.4	$776.2	$830.7
Other revenue	—	—	—

Net revenues	986.4	776.2	830.7
Operating expenses:
Cost of sales(1)	846.6	652.7	711.2
Research and development	—	—	—
Selling and marketing	89.8	77.2	70.3

Anda Distribution Contribution	$50.0	$46.3	$49.2

Contribution margin	5.1%	6.0%	5.9%

Total Segment Contribution	$1,576.2	$1,322.3	$952.3
Corporate general and administrative	624.8	353.1	436.1
Amortization	481.1	354.3	180.0
Loss on asset sales and impairments, net	149.5	78.7	30.8

Operating income	$320.8	$536.2	$305.4

(1)	Excludes amortization of acquired intangibles including product rights.

Schedule of Net Product Sales by Geographic Areas

The Company’s net product sales are represented by the sale of products in the following geographic areas for the years ended December 31 (in millions):

	2012	2011	2010
United States	$4,718.8	$3,960.6	$2,990.1
International	1,064.4	500.7	425.8

	$5,783.2	$4,461.3	$3,415.9

Schedule of Net Product Sales by Therapeutic Categories

The Company’s net product sales are represented by the sale of products in the following therapeutic categories for the years ended December 31 (in millions):

	2012	2011	2010
Central nervous system	$1,964.0	$1,517.4	$907.6
Cardiovascular	1,298.5	977.2	594.6
Hormones and synthetic substitutes	868.5	724.7	682.3
Anti-infective agents	267.9	197.9	161.5
Urology	174.0	140.5	127.3
Other	1,210.3	903.6	942.6

	$5,783.2	$4,461.3	$3,415.9